SHARE BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of share options outstanding and exercisable [Table Text Block]
	Options Outstanding
	Number of options (in thousands)	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding balance, December 31, 2022	290	$34.17	4.2	$64
Granted	5	$7.00	9.7	-
Cancelled	(75)	$24.75	6.0	-
Outstanding balance, June 30, 2023	220	$36.79	3.0	$-
Exercisable balance, June 30, 2023	203	$38.86	2.6	$-

	Options Outstanding		Options Exercisable
	Number of options (in thousands)	Weighted average exercise price	Number of options (in thousands)	Weighted average exercise price
Balance, December 31, 2020	3,794	1.08	3,794	1.08
Granted	2,304	2.88	2,304	2.88
Exercised	(650)	0.07	(650)	0.07
Balance, December 31, 2021	5,448	1.96	5,448	1.96
Granted	1,806	0.96	217	1.48
Exercised	(545)	0.24	(545)	0.24
Cancelled/Expired	(904)	2.62	(728)	2.62
Balance, December 31, 2022	5,805	$1.71	4,392	$2.04
Date of expiry	Options outstanding	Options exercisable	Exercise price	Grant date fair value vested	Remaining life in years
	Thousands	Thousands	$	Thousands of Dollars
June 28, 2024	815	815	$0.15	$30	1.5
April 23, 2025	33	33	2.25	138	2.3
July 6, 2025	150	150	2.25	115	2.5
July 15, 2025	84	84	2.25	84	2.5
September 8, 2025	8	8	2.25	11	2.7

Date of expiry	Options outstanding	Options exercisable	Exercise price	Grant date fair value vested	Remaining life in years
	Thousands	Thousands	$	Thousands of Dollars
November 4, 2025	666	666	2.25	918	2.8
December 23, 2025	500	500	2.25	689	3.0
June 3, 2026	233	233	3.87	669	3.4
June 10, 2026	167	167	3.68	455	3.4
September 21, 2026	16	16	5.20	64	3.7
September 25, 2026	105	105	6.90	539	3.7
December 16, 2026	1,348	1,348	2.04	2,046	4.0
January 17, 2027	50	50	1.70	63	4.0
January 26, 2027	245	217	1.48	288	4.1
May 16, 2027	50	-	1.30	29	4.4
December 31, 2029	1,010	-	0.67	31	7.0
August 18, 2032	275	-	0.93	84	9.6
July 5, 2033	50	-	0.67	9	10.5
	5,805	4,392	$1.71	$6,262	4.2

Schedule of fair value of stock options [Table Text Block]
	2022	2021
Risk-free annual interest rate	2.85%	1.12%
Current stock price	$0.95	$2.88
Expected annualized volatility	100%	100%
Expected life (years)	7	5
Expected annual dividend yield	0%	0%
Exercise price	$0.96	$2.88
Weighted average grant date fair value	$0.96	$2.88

Schedule of restricted stock awards [Table Text Block]
	Number of restricted stock awards	Weighted average grant date fair value
	Thousands
Balance, December 31, 2022	146	$13.64
Granted	112	5.85
Vested	(38)	(13.74)
Cancelled	(155)	(9.17)
Balance, June 30, 2023	65	$11.22

	Number of restricted stock awards	Weighted average grant date fair value
	Thousands	$
Balance, December 31, 2021	-	-
Granted	2,938	0.68
Vested	(20)	0.73
Balance, December 31, 2022	2,918	0.68